INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards expire	Federal net operating loss (“NOL”) carryforwards generated after tax year 2017 are subject to an 80% limitation on taxable income, do not expire and will carryforward indefinitely. State net operating loss carryforwards in the amount of $25.2 million begin expiring in 2031.
Research and development tax credit	$ 500,000
Valuation allowance	2,800,000	$ 4,200,000
Capitalization and amortization of research and development	7,100,000
Accrued interest and penalties	0	$ 0
Uncertain tax positions	0
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	28,600,000
State and Local Tax Jurisdiction, Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 25,800,000
In The U.S. [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Costs of research and development performed	5 years
Outside The U.S. [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Costs of research and development performed	15 years